Cash and cash equivalents (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	$ 239,542	$ 182,491	$ 320,274
Bank balances	179,097,293	68,131,885	80,767,977
Cash	179,336,835	68,314,376	81,088,251
Time deposits	389,303,495	54,890,333	106,109,299
Securities purchased under resale agreements	12,115,866	109,332,901	179,357,487
Investments in mutual funds	16,325,479	33,030,515	19,194,583
Short term investments classified as cash equivalents	28,441,345	142,363,416	198,552,070
Cash equivalents	417,744,840	197,253,749	304,661,369
Overnight deposits	0	0	10,639,396
Total other cash and cash equivalents			10,639,396
Total	597,081,675	265,568,125	396,389,016	$ 196,369,224
chilean Peso [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	77,160	62,430	83,672
Bank balances	34,284,961	48,562,230	63,009,146
Cash	34,362,121	48,624,660	63,092,818
Time deposits	1,702,165	16,257,047	92,915,729
Securities purchased under resale agreements	12,115,866	109,332,901	179,353,248
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	12,115,866	109,332,901	179,353,248
Cash equivalents	13,818,031	125,589,948	272,268,977
Overnight deposits			0
Total other cash and cash equivalents			0
Total	48,180,152	174,214,608	335,361,795
US Dollar [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	2,553	3,524	3,702
Bank balances	135,390,795	8,248,242	7,026,213
Cash	135,393,348	8,251,766	7,029,915
Time deposits	387,601,330	24,073,959	4,621,188
Securities purchased under resale agreements	0	0	4,239
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	387,601,330	24,073,959	4,625,427
Overnight deposits			10,639,396
Total other cash and cash equivalents			10,639,396
Total	522,994,678	32,325,725	22,294,738
Euro [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	0
Bank balances	555,639	2,495,431	862,011
Cash	555,639	2,495,431	862,011
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits			0
Total other cash and cash equivalents			0
Total	555,639	2,495,431	862,011
Argentine Pesos [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	9,494	10,256	13,683
Bank balances	2,982,055	3,266,761	2,474,235
Cash	2,991,549	3,277,017	2,487,918
Time deposits	0	14,559,327	8,572,382
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	16,325,479	33,030,515	19,194,583
Short term investments classified as cash equivalents	16,325,479	33,030,515	19,194,583
Cash equivalents	16,325,479	47,589,842	27,766,965
Overnight deposits			0
Total other cash and cash equivalents			0
Total	19,317,028	50,866,859	30,254,883
Uruguayan Peso [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	0
Bank balances	1,170,848	1,498,157	1,213,256
Cash	1,170,848	1,498,157	1,213,256
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits			0
Total other cash and cash equivalents			0
Total	1,170,848	1,498,157	1,213,256
Paraguayan Guarani [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	26,056
Bank balances	2,681,005	1,264,251	2,508,234
Cash	2,681,005	1,264,251	2,534,290
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits			0
Total other cash and cash equivalents			0
Total	2,681,005	1,264,251	2,534,290
Bolivian [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	150,335	106,281	193,161
Bank balances	532,059	318,107	3,227,494
Cash	682,394	424,388	3,420,655
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits			0
Total other cash and cash equivalents			0
Total	682,394	424,388	3,420,655
Others [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	0
Bank balances	1,499,931	2,478,706	447,388
Cash	1,499,931	2,478,706	447,388
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits			0
Total other cash and cash equivalents			0
Total	$ 1,499,931	$ 2,478,706	$ 447,388